4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2018
Financial Instruments And Risk Management
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
4.1.	Overview

In the ordinary course of business, the Company is exposed to credit, liquidity and market risks, which are actively managed in compliance with the Financial Risk Management Policy and Strategic Documents (“Risk Policy”) and internal guidelines subject to such policy.

The Risk Policy is under the management of the Board of Directors, Risk Management Committee and Financial Risk Management department, with clear and defined roles and responsibilities, as follows:

•	The Board of Directors is responsible for approving the Risk Policy further defining the tolerance limits for the different risks identified as acceptable to the Company on behalf of its shareholders. The current risk policy was reviewed and approved and is valid until on November 26, 2019;

•	The Financial Risk Management Committee formally and subordinated to the Executive Board, is in charge of the execution of the Risk Policy, which comprises the supervision of the risk management process, planning and verification of the impacts of the decisions implemented, as well as the evaluation and approval of hedging strategies and monitoring the risk exposure levels to ensure compliance with Risk Policy; and

•	The Risk Management Department has the key role in monitoring, evaluating and reporting the financial risks taken by the Company.

The Risk Policy determines that derivatives can only be used for hedge purposes, and prohibits entering into any leveraged derivative transaction. Additionally, any individual hedge operation (notional amount) must not exceed 2.5% of the Company’s shareholders’ equity.

4.2.	Credit risk management

The Company is exposed to credit risk related to the financial assets held by: trade and non-trade accounts receivable, marketable securities, derivative instruments and cash and equivalents.

a.	Accounts receivable credit risk

Credit risk associated with trade accounts receivable is actively managed through specific systems and is supported by internal policies for credit analysis. The significant level of diversification and geographical dispersion of the customer portfolio significantly reduces the risk, however, the Company choses to complement the risk management tactic by acquiring insurance policies for specific markets. The impairment of these financial assets is carried out based on IFRS 9 (note 3.7).

b.	Counterparty credit risk

Credit risk associated with marketable securities, cash and cash equivalents and derivative instruments is limited to counterparties with Investment Grade ratings. The risk concentration is constantly assessed according to credit ratings and the Company’s portfolio.

On December 31, 2018, the Company had financial investments over R$100.0 at the following financial institutions: Banco Bradesco, Banco BIC, Banco BTG Pactual, Banco do Brasil, Banco Itaú, Banco Safra, Banco Santander, Caixa Econômica Federal, HSBC and J.P. Morgan Chase Bank.

The Company also held derivative contracts with the following financial institutions: Banco Bradesco, Banco do Brasil, Banco Itaú, Banco Santander, Banco Votorantim, Bank of America Merrill Lynch, Citibank, ING Bank, Morgan Stanley and Rabobank.

4.3.	Capital management and liquidity risk

The Company is exposed to liquidity risk as far as it needs cash or other financial assets to settle its obligations in the respective terms. The Company’s cash and liquidity strategy takes into consideration historical results volatility scenarios as well as simulations of sectorial and systemic crisis, grounded by allowing resilience in scenarios of capital restriction.

BRF’s ideal capital structure definition is essentially associated with (i) cash strength as tolerance factor to liquidity shocks, contemplating an analysis of minimum cash, (ii) financial leverage and (iii) maximization of the opportunity cost of capital.

The Company is constantly seeking to diversify sources of financing in order to reduce the concentration of its credit exposure, as well as to monitor the financial and capital markets in search of opportunities that improve its net debt in order to optimize the relation to the cost of capital and the average term of the amortization of its obligations.

As guideline, the gross debt must be concentrated in the long term. On December 31, 2018, the long term consolidated gross debt represented 78.7% (74.3% as of December 31, 2017) of the total indebtedness with an average term higher than 3 years.

The Company monitors the net debt and indebtedness as set forth below:

	12.31.18			12.31.17
	Current	Non-current	Total	Total
Foreign currency debt	(1,470.3)	(10,068.0)	(11,538.3)	(11,101.3)
Local currency debt	(3,077.1)	(7,550.0)	(10,627.1)	(9,343.0)
Derivative financial instruments liabilities	(235.0)	-	(235.0)	(299.5)
Gross debt	(4,782.4)	(17,618.0)	(22,400.4)	(20,743.8)

Marketable securities and cash and cash equivalents	5,376.6	290.6	5,667.2	6,808.1
Derivative financial instruments assets	182.3	-	182.3	90.5
Restricted cash	277.3	584.3	861.6	535.6
Net debt	1,053.8	(16,743.1)	(15,689.3)	(13,309.6)

The table below summarizes the significant commitments and contractual obligations that may impact the Company’s liquidity:

	Book value	Cash flow contracted	2019	2020	2021	2022	2023	2024 onwards
Non derivative financial liabilities
Loans and financing	12,419.0	14,324.4	4,791.9	3,644.7	3,617.6	613.4	1,656.8	-
BRF bonds	7,487.8	8,965.1	302.6	302.6	302.6	2,968.4	2,113.7	2,975.2
BFF bonds	343.0	369.9	24.2	345.7	-	-	-	-
BRF GMBH bonds	1,915.7	2,611.6	84.3	84.3	84.3	84.3	84.3	2,190.1
Trade accounts payable	5,516.9	5,564.9	5,564.9	-	-	-	-	-
Supply chain finance	885.8	885.8	885.8	-	-	-	-	-
Financial lease	215.4	305.5	82.5	56.2	29.6	23.6	19.6	94.0
Operational lease	-	2,126.4	421.7	103.7	108.4	49.4	157.3	1,285.9

Derivative financial liabilities
Financial instruments designated as cash flow hedge
Swap (Interest rate and exchange rate)	-	-	-	-	-	-	-	-
Currency derivatives (NDF)	21.0	17.1	17.1	-	-	-	-	-
Commodities derivatives - Corn (NDF)	3.5	3.5	3.5	-	-	-	-	-
Commodities derivatives - Soybean meal (NDF)	2.7	2.7	2.7	-	-	-	-	-
Commodities derivatives - Soybean oil (NDF)	4.3	4.3	4.3	-	-	-	-	-
Commodities derivatives - Soybean (NDF)	3.3	3.3	3.3	-	-	-	-	-
Currency derivatives (options)	75.8	75.8	75.8	-	-	-	-	-
Commodities derivatives (Future)	0.1	0.1	0.1	-	-	-	-	-
Financial instruments not designated as cash flow hedge
Currency derivatives (NDF)	12.3	36.1	36.1	-	-	-	-	-
Currency derivatives (Future)	9.4	9.4	9.4	-	-	-	-	-
Swap (index / currency / stocks)	99.2	98.9	98.9	-	-	-	-	-
Commodities derivatives (Future)	3.4	3.4	3.4	-	-	-	-	-

4.4.	Market risk management

a.	Interest rate risk

Interest rate risk is the one that may cause economic losses to the Company resulting from volatility of the rates, affecting its assets and liabilities.

The Company’s Risk Policy does not restrict exposure to different interest rates, neither establishes limits for fixed or floating rates. However, the Company continually monitors the market interest rates, in order to evaluate any need to enter into hedging transaction to protect from the exposure to fluctuation of such rates and manage the mismatch between its financial investments and debts.

The Company’s indebtedness is essentially linked to the London Interbank Offered Rate ("LIBOR"), fixed coupon (“R$ and USD”), Interbank Deposit Certificate (“CDI”) and Broad Consumer Price Index (“IPCA”). In situations of adverse market changes that result in an increase in LIBOR, CDI and IPCA, the cost of floating-rate debt rises and on the other hand, the cost of fixed-rate debt decreases in relative terms.

Regarding the marketable securities, the Company holds mainly instruments indexed by the Interbank Deposit Certificate ("CDI") for investments in Brazil and fixed coupon (“USD”) for investments in the foreign market.

The derivative instruments held to reduce the interest rate risk exposure as of December 31, 2018 are set forth below:

12.31.18
Cash flow hedges - Derivative instruments	Maturity	Hedged Object	Asset	Liability	Notional		Fair value (R$)
Interest rate swap	02.01.19	Debt	LIBOR 6M + 2.70% p.a.	5.90% p.a.	25.0	US$	-
Interest rate swap	02.01.19	Debt	LIBOR 6M + 2.70% p.a.	5.88% p.a.	25.0	US$	-

12.31.18
Derivative instruments not designated	Maturity	Hedged Object	Asset	Liability	Notional		Fair value (R$)
Interest rate swap	04.02.19	Debt	R$ (Fixed 9.61% p.a.)	95.00% CDI	250.0	BRL	13.3
Interest rate swap	04.02.19	Debt	R$ (Fixed 9.61% p.a.)	93.54% CDI	249.0	BRL	13.8

							27.1

b.	Foreing exchange risk

Foreign exchange risk is the one that may cause unexpected losses to the Company resulting from volatility of the FX rates, reducing its assets or revenues or increasing its liabilities and costs. The Company’s exposure is managed in two dimensions: statement of financial position exposure and operating income exposure.

i.	Statement of financial position exposure

The Risk Policy regarding the statement of financial position exposure has the objective to balance assets and liabilities denominated in foreign currencies, hedging the Company’s statement of financial position by using natural hedges, over-the-counter derivatives and exchange traded futures.

The Company’s consolidated financial statements are mainly impacted by variations in the following currencies:  Kuwait Dinar, United Arab Emirates Dirhan, U.S. Dollar, Euro, Yen, Turkish Lira, Saudi Arabian Riyal, Qatari Riyal and Russian Ruble, Thai Baht, Pound Sterling, Argentinian Peso. The last three shall loose relevance in 2019, aligned with the discontinuation of the Argentina, Europe and Thailand Operations.

Assets and liabilities denominated in foreign currency which exchange variations are recognized in the income statement are as follows, summarized in Brazilian Reais:

	12.31.18	12.31.17

Cash and cash equivalents	127.3	278.1
Trade accounts receivable	65.8	862.2
Trade accounts payable	(861.3)	31.4
Loans and financing	(7,348.0)	(6,136.4)
Hedge	5,209.2	3,049.7
Investments, net	2,571.9	1,985.7
Other assets and liabilities, net	0.3	(15.3)

Exposure in result	(234.8)	55.4

The investments, net line item is comprised of natural hedges derived from assets and liabilities of foreign subsidiaries with Brazilian Reais as functional currency.

The net P&L exposure is mainly composed of the following currencies:

		12.31.18		12.31.17
Net P&L Exposure	in millions	Equivalent in millions of R$	in millions	Equivalent in millions of R$

Argentinian Peso	1,812.8	186.5	1,066.3	187.1
Euros	(87.7)	(389.4)	(41.0)	(162.8)
Pound Sterling	(14.4)	(71.3)	2.9	13.1
Yen	114.6	4.0	1,309.7	38.5
Rubles	1,649.3	91.7	1,334.3	76.6
Turkish Liras	(475.6)	(348.6)	(391.2)	(342.4)
U.S. Dollars	75.4	292.3	74.2	245.3
Total		(234.8)		55.4

The Company’s foreign subsidiaries have amounts denominated in Brazilian Reais registered as trade accounts payable, which reduces the exposure to liabilities in foreign currencies registered in Brazil. On December 31, 2017, this effect overcame the amount of trade accounts payable in foreign currencies registered in Brazil, generating an inversion of the trade accounts payable exposure when compared to December 31, 2018.

In other situations, this dynamic may also occur for cash and cash equivalents.

In addition, the Company has a foreign exchange exposure related to investments abroad that impacts shareholders’ equity equivalent to R$5,872.0 on December 31, 2018 (R$5,519.3 on December 31, 2017). This exposure does not contemplate the effects of the financial instruments designated as hedging instruments, whose changes in fair value present a temporary effect on shareholders’ equity.

The derivative financial instruments hired to hedge foreign currency statement of financial position exposure on December 31, 2018 are not designated as hedge accounting and are set forth below:

12.31.18
Derivative instruments not designated	Asset	Liability	Maturity	Notional		Average Rate	Fair value (R$)
Non-deliverable forward	USD	BRL	1st Qtr. 2019	127.0	US$	3.9152	(2.5)
Non-deliverable forward	EUR	BRL	1st Qtr. 2019	396.0	EUR	4.5145	(9.1)
Non-deliverable forward	GBP	BRL	1st Qtr. 2019	49.0	GBP	4.9844	(0.7)
Futures - B3	USD	BRL	02.2019	594.8	US$	3.8786	(9.4)
Currency swap	US$ + 2.61% p.a.	89.00% CDI	04.2019	50.4	US$	-	4.4
Currency swap	US$ + 4.67% p.a.	109.00% CDI	11.2019	55.0	US$	-	4.9
Non-deliverable forward	EUR	US$	1st Qtr. 2019	100.0	EUR	1.1468	2.4
Collar	TRY	US$	1st Qtr. 2019	50.0	US$	5.6215	(0.8)

Total							(10.8)

ii.	Operating income exposure

The Risk Policy regarding operating income exposure has the objective to hedge revenues and costs denominated in foreign currencies. The Company is supported by internal models to measure and monitor these risks, and uses financial instruments for hedging, designating the relations as cash flow hedges.

The derivative and non-derivative financial instruments designated as cash flow hedges for FX operating exposure on December 31, 2018 are set forth below:

12.31.18
Cash flow hedges - Derivative instruments	Hedged object	Asset	Liability	Maturity	Notional		Average Rate	Fair value (R$)
Non-deliverable forward	USD Exports	BRL	US$	1st Qtr. 2019	70.0	US$	3.8642	(1.5)
Non-deliverable forward	USD Exports	BRL	US$	2nd Qtr. 2019	20.0	US$	3.8868	(0.3)
Non-deliverable forward	USD Exports	BRL	US$	3rd Qtr. 2019	30.0	US$	3.9845	1.2
Non-deliverable forward	USD Cost	BRL	US$	1st Qtr. 2019	54.8	US$	3.8014	(4.5)
Non-deliverable forward	USD Cost	BRL	US$	2nd Qtr. 2019	40.8	US$	3.9258	0.3
Non-deliverable forward	USD Cost	BRL	US$	3rd Qtr. 2019	11.7	US$	4.1418	2.3
Non-deliverable forward	USD Cost	BRL	US$	4th Qtr. 2019	2.5	US$	3.9441	(0.1)
Non-deliverable forward	EUR Exports	BRL	EUR	1st Qtr. 2019	10.0	EUR	4.4645	0.2
Non-deliverable forward	JPY Exports	BRL	JPY	1st Qtr. 2019	6,365.6	JPY	0.0351	(1.8)
Collar	USD Exports	BRL	US$	1st Qtr. 2019	385.0	US$	3.9664	22.8
Collar	USD Exports	BRL	US$	2nd Qtr. 2019	180.0	US$	3.9560	3.9
Collar	USD Exports	BRL	US$	3rd Qtr. 2019	80.0	US$	4.0912	7.6
Collar	USD Exports	BRL	US$	4th Qtr. 2019	35.0	US$	3.9471	(1.5)
Collar	USD Exports	BRL	US$	1st Qtr. 2019	25.0	US$	3.5172	(7.2)

Total								21.4

12.31.18
Cash flow hedges - Non-derivative instruments	Coverage	Asset	Liability	Maturity	Notional		Average Rate	Fair value (R$) (1)
Export prepayment - PPE	USD Exports	-	US$	01.2019 to 02.2019	33.3	US$	1.8758	(129.1)
Bond BRF SA BRFSBZ5	USD Exports	-	US$	06.2022	118.7	US$	2.0213	(561.4)
Bond BRF SA BRFSBZ3	USD Exports	-	US$	05.2023	150.0	US$	2.0387	(581.2)

Total								(1,271.7)

(1)	Notional amount converted by the Ptax rate at the end of the period or partial revocation dates. This amount represents the total that may impact the Company's shareholders' equity.

c.	Commodities price risk

In the ordinary course of business, the Company purchases commodities, mainly corn, soybean, soybean meal and soybean oil, individual components of the production costs.

Corn, soy, grain prices are subject to volatility resulting from weather conditions, harvest productivity, transport and warehouse costs, government agricultural policies, FX rates and international market prices, among other factors.

The Risk Policy establishes coverage limits to the flow of purchases of corn, grain and soy with the purpose of reducing the impact due to a price increase of these raw materials. The hedge may be reached using derivatives or by inventory management.

The financial instruments designated as cash flow hedges and fair value hedges for the commodities price exposure on December 31, 2018 are set forth below:

12.31.18
Cash flow hedges - Derivative instruments	Hedged object	Index	Maturity	Quantity		Average rate (US$/Ton)	Fair value (R$)
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	1st Qtr. 2019	6.0	ton	144.56	(1.5)
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	2nd Qtr. 2019	14.0	ton	128.80	(0.7)
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	3rd Qtr. 2019	21.0	ton	127.54	(0.4)
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	4th Qtr. 2019	10.0	ton	127.21	(0.1)
Non-deliverable forward - buy	Soybean purchase - fixed price	Soybean - CBOT	1st Qtr. 2019	17.0	ton	356.46	(1.8)
Non-deliverable forward - buy	Soybean purchase - fixed price	Soybean - CBOT	2nd Qtr. 2019	29.0	ton	342.35	(0.9)
Non-deliverable forward - buy	Corn purchase - floating price	Corn - CBOT	1st Qtr. 2019	15.0	ton	143.04	0.3
Non-deliverable forward - buy	Corn purchase - floating price	Corn - CBOT	2nd Qtr. 2019	46.0	ton	148.56	0.4
Corn futures - buy	Corn purchase - floating price	Corn - B3	1st Qtr. 2019	10.8	ton	599.58	-
Corn futures - buy	Corn purchase - floating price	Corn - B3	2nd Qtr. 2019	23.5	ton	611.43	(0.1)
Non-deliverable forward - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	1st Qtr. 2019	10.0	ton	726.42	(4.3)

Total							(9.1)

12.31.18
Fair value hedges - Derivative instruments	Hedged object	Index	Maturity	Quantity		Average rate (US$/Ton)	Fair value (R$)
Non-deliverable forward - sell	Corn purchase - floating price	Corn - CBOT	1st Qtr. 2019	364.7	ton	157.56	14.0
Non-deliverable forward - sell	Corn purchase - floating price	Corn - CBOT	2nd Qtr. 2019	263.7	ton	157.28	4.4
Non-deliverable forward - sell	Corn purchase - floating price	Corn - CBOT	3rd Qtr. 2019	84.3	ton	153.06	(0.6)
Non-deliverable forward - sell	Corn purchase - floating price	Corn - CBOT	1st Qtr. 2019	22.2	ton	157.40	0.1

Total							17.9

d.	Stock price risk

On August 16, 2017, the Company sold shares held in treasury and entered into a Total Return Swap instrument registered in B3, in equivalent amount, settled on February 05, 2019. By this instrument, the paid the variation on the stock price (BRFS3) in exchange for the payment of interest indexed to CDI. This swap does not qualify as hedge accounting and therefore was not designated as such. Additionally, there are securities given as guarantee to the counterparty, as demonstrated in note 15.

The position of the Total Return Swap on December 31, 2018 is set forth below:

12.31.18
Derivative instruments not designated	Maturity	Asset	Liability	Notional		Fair value (R$)
Total Return Swap	02.2019	BRFS3	110.00% CDI	170.0	R$	(99.2)

						(99.2)

4.5.	Hedge accounting

4.5.1.	Relations designated as hedge accounting

The Company applies hedge accounting rules for derivative and non-derivative financial instruments that qualify as cash flow hedges and fair value hedges, in accordance with the Risk Policy determinations. For all the hedge relations, the hedge index, which represents the proportion of the object hedged by the instrument, is 100%.

The Company formally designates its hedge accounting relations in compliance with IFRS 09 and the Risk Policy. The hedge accounting relations used by the company as of December 31, 2018 and their effects are described below:

i.	Cash flow hedge accounting – exports in foreign currencies

The future exports in foreign currencies are highly probable and qualify as hedged object since the Company expects to keep its sales in foreign currencies for future periods, based on sales already committed and historical exports.

The derivative and non-derivative financial instruments used for hedging (detailed in note 4.4.b.ii) have a direct economic relation with the objects risk, since both are transactions in the same currency. The main source of ineffectiveness in this relation is the possible mismatch between the instruments maturity dates and the sales dates. However, this mismatch is limited within the month of designation and it is not expected to compromise the hedge relation.

ii.	Cash flow hedge – commodities

The future commodities purchases are highly probable and qualify as hedge object as far as these inputs are essential for the productive process of the Company. The exposure consists of purchases already committed and of historical purchase volumes.

The derivative instruments used as hedge (detailed in note 4.4.c) have a strong economic relation with the objects risk, since the purchase prices negotiated with the suppliers are indexed to the same prices used as coverage. The main source of ineffectiveness is the sales seasonality, which in atypical situations may delay or anticipate the orders. It is not expected that this ineffectiveness may compromise the hedge relation.

iii.	Fair value hedge – commodities

The Company has agreements with suppliers for future purchases at fixed prices. These agreements are firm commitments, which the company designates as fair value hedge objects.

The derivative instruments used as hedge (detailed in note 4.4.c) have a strong economic relation with the objects risk, since the purchase prices negotiated with the suppliers are indexed to the same prices used as coverage. There are no identified sources of ineffectiveness that may compromise the hedge relation.

4.5.2.	Gains and losses with hedge accounting instruments

The gains and losses with the instruments designated as cash flow hedge, while unrealized, are registered as a component of other comprehensive income. For hedging instruments designated in fair value hedge relations, the unrealized gains and losses are recorded in inventories, item in which the object will be registered at initial recognition.

12.31.18
	Cash flow hedge				Fair value hedge
	Interest	Foreign exchange		Commodities	Commodities
	Derivatives	Derivatives	Non-derivatives	Derivatives	Derivatives	Total

Fair value at the beginning of the exercise	(13.3)	(161.0)	(1,679.5)	(8.7)	1.7	(1,860.8)

Settlement	5.3	576.3	647.9	28.4	11.0	1,268.9
Inventories	-	-	-	(7.5)	4.0	(3.5)
Other comprehensive income	8.5	186.0	81.8	(11.5)	-	264.8
Operating result - income	-	(379.8)	(43.9)	-	-	(423.7)
Operating result - cost	-	(86.1)	(41.9)	(9.8)	1.2	(136.6)
Financial result	(0.6)	(113.9)	(236.2)	-	-	(350.7)

Fair value at the end of the exercise	(0.1)	21.5	(1,271.8)	(9.1)	17.9	(1,241.6)

4.6.	Sensitivity analysis

The Management understands that the most relevant risks that may affect the Company’s income are: volatility of commodities prices, stock prices and foreign exchange rates. Currently the fluctuation of the interest rates do not affect significantly the Company’s results since Management has chosen to keep at fixed rates a considerable portion of its debts.

The scenarios below are compliant with CVM Instruction 475/08 and present the possible impacts of the financial instruments considering situations of increase and decrease in the selected risk factors. The amounts of exports used correspond to the notional amount of the financial instruments designated for hedge accounting.

The information used in the preparation of the analysis are based on the position as of December 31, 2018, which were described in the items above. The future results to be measured may diverge significantly of the estimated values if the reality presents different than the considered premises. Positive values indicate gains and negative values indicate losses.

		3.8748	3.4873	2.9061	4.8435	5.8122
Parity - Brazilian Reais x U.S. Dollar		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	10% appreciation	25% appreciation	25% devaluation	50% devaluation
Designated as hedge accouting
Non-deliverable forward	Devaluation of R$	4.1	93.2	226.8	(218.5)	(441.2)
Options - currencies	Devaluation of R$	32.7	278.0	680.9	(559.4)	(1,242.3)
Export prepayments	Devaluation of R$	(66.6)	(53.7)	(34.3)	(98.9)	(131.2)
Bonds	Devaluation of R$	(495.4)	(391.3)	(235.1)	(755.6)	(1,015.9)
Exports (object)	Appreciation of R$	526.5	117.7	(530.5)	1,527.4	2,619.1
Cost (object)	Appreciation of R$	(1.4)	(43.9)	(107.8)	105.1	211.5
Not designated as hedge accouting
NDF - Purchase	Appreciation of R$	(5.1)	(54.3)	(128.2)	117.9	240.9
Future purchase - B3	Appreciation of R$	(2.3)	(232.7)	(578.4)	573.9	1,150.0
Net effect		(7.5)	(287.0)	(706.6)	691.9	1,390.9

		4.4390	3.9951	3.3293	5.5488	6.6585
Parity - Brazilian Reais x Euro		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	10% appreciation	25% appreciation	25% devaluation	50% devaluation
Designated as hedge accouting
Non-deliverable forward	Devaluation of R$	0.3	4.7	11.4	(10.8)	(21.9)
Exports (object)	Appreciation of R$	(0.3)	(4.7)	(11.4)	10.8	21.9
Not designated as hedge accouting
NDF - Purchase EUR x US$	Devaluation of R$	(0.5)	(44.9)	(111.5)	110.5	221.5
NDF - Purchase	Devaluation of R$	(29.9)	(205.7)	(469.4)	409.6	849.0
Net effect		(30.4)	(250.6)	(580.9)	520.1	1,070.5

		4.9617	4.4655	3.7213	6.2021	7.4426
Parity - Brazilian Reais x GBP		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	10% appreciation	25% appreciation	25% devaluation	50% devaluation
Designated as hedge accouting
Non-deliverable forward	Devaluation of R$	(1.1)	(25.4)	(61.9)	59.7	120.4
Net effect		(1.1)	(25.4)	(61.9)	59.7	120.4

Parity - Brazilian Reais x JPY		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	10% appreciation	25% appreciation	25% devaluation	50% devaluation
Designated as hedge accounting
Non-deliverable forward	Devaluation of R$	(1.1)	21.4	55.0	(57.2)	(113.4)
Exports (object)	Appreciation of R$	1.1	(21.4)	(55.0)	57.2	113.4
Net effect		-	-	-	-	-

		150.60	135.54	112.95	188.25	225.90
Price parity CBOT - Corn - US$/Ton		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	Decrease 10%	Decrease 25%	Increase 25%	Increase 50%
Designated as hedge accounting
Non-deliverable forward - Corn sale	Increase in the price of corn	18.1	60.9	125.3	(89.1)	(196.4)
Non-deliverable forward - Corn purchase	Decrease in the price of corn	0.8	(2.7)	(8.1)	9.7	18.6
Cost (object)	Decrease in the price of corn	(18.9)	(58.2)	(117.2)	79.4	177.8
Net effect		-	-	-	-	-

		124.99	112.49	93.74	156.24	187.49
Price parity CBOT - Soybean meal - US$/Ton		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	Decrease 10%	Decrease 25%	Increase 25%	Increase 50%
Designated as hedge accounting
Non-deliverable forward - Soybeal meal purchase	Decrease in the price of soybean meal	(1.0)	(3.4)	(7.1)	5.2	11.4
Cost (object)	Increase in the price of soybean meal	1.0	3.4	7.1	(5.2)	(11.4)
Net effect		-	-	-	-	-

		332.31	299.08	249.23	415.39	498.46
Price parity CBOT - Soybean - US$/Ton		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	Decrease 10%	Decrease 25%	Increase 25%	Increase 50%
Designated as hedge accounting
NDF - Soybean purchase	Decrease in the price of soybean	(2.7)	(8.6)	(17.5)	12.1	26.9
Cost (object)	Increase in the price of soybean	2.7	8.6	17.5	(12.1)	(26.9)
Net effect		-	-	-	-	-

		613.99	552.59	460.49	767.48	920.98
Price parity CBOT - soybean oil - US$/Ton		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	Decrease 10%	Decrease 25%	Increase 25%	Increase 50%
Designated as hedge accounting
NDF - Soybean oil purchase	Decrease in the price of soybean oil	(4.4)	(6.7)	(10.3)	1.6	7.5
Cost (object)	Increase in the price of soybean oil	4.4	6.7	10.3	(1.6)	(7.5)
Net effect		-	-	-	-	-

		21.93	19.74	16.45	27.41	32.90
Price parity - Shares BRFS3 - R$		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	Decrease 10%	Decrease 25%	Increase 25%	Increase 50%
Not designated as hedge accounting
Stock swap	Decrease in the share price	(99.2)	(108.0)	(121.3)	(77.0)	(54.8)
Net effect		(99.2)	(108.0)	(121.3)	(77.0)	(54.8)

4.7.	Financial instruments by category

	12.31.18
	Amortized cost	Fair value through other comprehensive income		Fair value through profit and loss	Total
		Equity instruments	Debt instruments
Assets
Cash and bank	722.9	-	-	-	722.9
Cash equivalents	-	-	-	4,146.7	4,146.7
Marketable securities	331.4	139.5	16.4	310.4	797.7
Restricted cash	861.6	-	-	-	861.6
Trade accounts receivable	2,409.7	-	-	203.2	2,612.9
Other credits	204.1	-	-	-	204.1
Derivatives not designated	-	-	-	41.4	41.4
Derivatives designated as hedge accounting (1)	-	-	-	140.9	140.9

Liabilities
Trade accounts payable	(5,732.3)	-	-	-	(5,732.3)
Supply chain finance	(885.8)	-	-	-	(885.8)
Loans and financing	(22,165.4)	-	-	-	(22,165.4)
Finance lease payable	(215.4)	-	-	-	(215.4)
Derivatives not designated	-	-	-	(124.2)	(124.2)
Derivatives designated as hedge accounting (1)	-	-	-	(110.8)	(110.8)
	(24,469.2)	139.5	16.4	4,607.6	(19,705.7)

 (1) All derivatives are measured at fair value. Those designated as hedge accounting have their gains and losses also affecting other comprehensive income and inventories.

	12.31.17
	Amortized cost	Fair value through other comprehensive income		Fair value through profit and loss	Total
		Equity instruments	Debt instruments
Assets
Cash and bank	1,670.1	-	-	-	1,670.1
Cash equivalents	-	-	-	4,340.7	4,340.7
Marketable securities	257.0	328.8	15.4	196.0	797.2
Restricted cash	535.6	-	-	-	535.6
Trade accounts receivable	3,925.3	-	-	-	3,925.3
Other credits	229.5	-	-	-	229.5
Other receivables	28.9	-	-	-	28.9
Derivatives not designated	-	-	-	63.1	63.1
Derivatives designated as hedge accounting (1)	-	-	-	27.5	27.5

Liabilities
Trade accounts payable	(6,642.2)	-	-	-	(6,642.2)
Supply chain finance	(715.2)	-	-	-	(715.2)
Loans and financing	(20,444.4)	-	-	-	(20,444.4)
Finance lease payable	(232.6)	-	-	-	(232.6)
Derivatives not designated	-	-	-	(90.7)	(90.7)
Derivatives designated as hedge accounting (1)	-	-	-	(208.8)	(208.8)
	(21,388.0)	328.8	15.4	4,327.8	(16,716.0)

 (1) All derivatives are measured at fair value. Those designated as hedge accounting have their gains and losses also affecting other comprehensive income and inventories.

4.8.	Fair value of the financial instruments

The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Depending on the inputs used for measurement, the financial instruments at fair value are classified into 3 hierarchy levels:

•	Level 1 – Prices quoted (not adjusted) for identical instruments in active markets. In this category are investments in stocks, credit linked notes, savings accounts, overnights, term deposits, Financial Treasury Bills (“LFT”) and investment funds are classified at level 1;

•	Level 2 – Prices quoted in active markets for similar instruments, prices quoted for identical or similar instruments in non-active markets and evaluation models for which inputs are observable. Investments in Bank Deposit Certificates (“CDB”) and derivatives, which are measured by well-known pricing models: discounted cash flows and Black-Scholes. The observable inputs are interest rates and curves, volatility factors and foreign exchange rates; and

•	Level 3 – Instruments whose significant inputs are non-observable. The Company does not have financial instruments in this classification.

The table below presents the overall classification of financial instruments measured at fair value by measurement hierarchy. For the period ended on December 31, 2018, there were no changes between the 3 levels of hierarchy.

	12.31.18			12.31.17
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial Assets
Fair value through other comprehensive income
Credit linked notes	16.4	-	16.4	15.5	-	15.5
Stocks	139.5	-	139.5	328.8	-	328.8
Fair value through profit and loss
Savings account and overnight	401.1	-	401.1	649.6	-	649.6
Term deposits	21.2	-	21.2	158.0	-	158.0
Bank deposit certificates	-	3,720.7	3,720.7	-	3,527.8	3,527.8
Financial treasury bills	295.7	-	295.7	166.3	-	166.3
Investment funds	3.7	-	3.7	35.0	-	35.0
Derivatives	-	182.3	182.3	-	90.5	90.5
Financial Liabilities
Fair value through profit and loss
Derivatives	-	(235.0)	(235.0)	-	(299.5)	(299.5)
	877.6	3,668.0	4,545.6	1,353.2	3,318.8	4,672.0

Except for the items set forth below, the book value of all other financial instruments approximates their fair value. The fair value of financial instruments set forth below is based in prices observed in active markets, level 1 of the fair value hierarchy.

		12.31.18		12.31.17
	Maturity	Book value	Fair value	Book value	Fair value
BRF bonds
BRF SA BRFSBZ5	2022	(451.5)	(456.2)	(369.6)	(406.7)
BRF SA BRFSBZ4	2024	(2,898.9)	(2,695.9)	-	-
BRF SA BRFSBZ3	2023	(1,888.8)	(1,754.6)	(1,608.3)	(1,578.7)
BRF SA BRFSBZ7	2018	-	-	(503.8)	(502.4)
BRF SA BRFSBZ2	2022	(2,248.5)	(2,190.0)	(1,997.5)	(1,974.5)
BFF bonds
Sadia Overseas BRFSBZ7	2020	(343.0)	(349.2)	(292.2)	(299.9)
Bonds BRF - SHB
BRF SA BRFSBZ4	2024	-	-	(2,465.4)	(2,427.8)
Bonds BRF Gmbh
BRF SA BRFSBZ4	2026	(1,915.7)	(1,702.2)	(1,628.9)	(1,553.1)
Quickfood bonds
Quickfood	2022	-	-	(168.0)	(168.0)
Consolidated		(9,746.4)	(9,148.1)	(9,033.7)	(8,911.1)

On December 31, 2018, the balance of the bond of Quickfood was reclassified to liabilities directly associated with the assets held for sale, according to note 12.